Income tax receivables and payables (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Income tax receivables and payables
Income tax receivables, Current	€ 539	€ 695
Income taxes receivables, Non current	125	129
Income tax payables, Current	343	587
Income tax payables, Non current	€ 40	€ 40